Significant Accounting Policies (Details Textual) - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2017	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2019
Significant Accounting Policies (Textual)
Amount of FDIC		$ 250,000	$ 250,000	$ 250,000
Research and development expense	$ 17,000	$ 0	$ 39,000	$ 94,000
Potentially dilutive shares of common stock related to common stock options and common stock warrants		1,091,833		292,114
Dilutive shares of common stock option			$ 1,288,195
Dilutive shares of common stock warrant			292,114
Amortization expense		$ 26,000		$ 52,000
Amortization expense term				3 years